Debt - Summary of Long-term Debt (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	$ 76,649,435	$ 1,553,553,738				$ 1,317,248,763
Total principal in pesos		1,940,045,760				1,756,904,387
Total principal and interest		1,978,772,255				1,794,470,357
Short-term maturities		386,492,022				439,655,624
Accrued interest		38,726,495				37,565,970
Total short-term debt and current portion of long-term debt		$ 425,218,517				$ 477,221,594
Secured Overnight Financing Rate (SOFR)
Disclosure of long term debt [Line Items]
Interest rate	4.49%	4.49%	4.49%	4.49%	5.38%	5.38%	5.38%	5.38%
Three Month Secured Overnight Financing Rate
Disclosure of long term debt [Line Items]
Interest rate	4.3051%	4.3051%	4.3051%	4.3051%	5.3314%	5.3314%	5.3314%	5.3314%
EURIBOR
Disclosure of long term debt [Line Items]
Interest rate					3.909%	3.909%	3.909%	3.909%
One Month Secured Overnight Financing Rate
Disclosure of long term debt [Line Items]
Interest rate	4.33249%	4.33249%	4.33249%	4.33249%
Six Month Secured Overnight Financing Rate
Disclosure of long term debt [Line Items]
Interest rate	4.25%	4.25%	4.25%	4.25%
U.S
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	$ 74,519,366	$ 1,510,380,872			$ 73,879,248	$ 1,250,184,642
U.S | Bonds
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	60,095,301	1,218,029,594			59,506,477	1,006,968,611
U.S | Project financing
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	$ 413,496	$ 8,380,867			604,924	10,236,528
U.S | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	10.38%	10.38%	10.38%	10.38%
Total non-current portion of non-current borrowings	$ 5,000,493	$ 101,351,485			2,943,467	49,809,345
U.S | Syndicated loans
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	1,500,000	30,402,450			2,268,750	38,391,788
U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	6,481,543	131,369,868			7,364,531	124,622,592
U.S | Financing Of Infrastructure Asset
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	$ 1,028,533	20,846,608			1,132,711	19,167,740
U.S | Plus Factoring
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings					$ 58,388	988,038
Euro | Bonds
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		$ 136,091,806	€ 6,484,638			144,474,240	€ 7,727,424
Yen | Bonds
Disclosure of long term debt [Line Items]
Interest rate	0.54%	0.54%	0.54%	0.54%
Total non-current portion of non-current borrowings		$ 10,306,353		¥ 79,956,191		9,590,744		¥ 79,922,867
Peso
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		230,261,924				303,103,115
Peso | Direct loans
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		143,086,612				99,788,829
Peso | Syndicated loans
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		1,350,000				5,400,000
Peso | Revolving credit lines
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		$ 20,500,000				20,500,000
Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings						14,900,129
Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	7.47%	7.47%	7.47%	7.47%
Total non-current portion of non-current borrowings		$ 31,318,419				93,772,673
Peso | Monetization of Mexican Government Bonds
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings						68,741,484
Peso | OtherDebt
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		34,006,893
UDIs | Certificados bursátiles
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		41,592,362				39,871,129
Other currencies | Bonds
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		$ 11,412,443				$ 9,680,517
Secured Overnight Financing Rate (SOFR) | U.S | Syndicated loans
Disclosure of long term debt [Line Items]
Interest rate					4.85%	4.85%	4.85%	4.85%
Secured Overnight Financing Rate (SOFR) | U.S | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate					3.15%	3.15%	3.15%	3.15%
Fed Effective | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate					1.55%	1.55%	1.55%	1.55%
TIIE | Peso | Syndicated loans
Disclosure of long term debt [Line Items]
Interest rate	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
TIIE | Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate					1.00%	1.00%	1.00%	1.00%
TIIE | Peso | OtherDebt
Disclosure of long term debt [Line Items]
Interest rate	2.65%	2.65%	2.65%	2.65%
Twenty Eight Days TIEE Rate | TIIE
Disclosure of long term debt [Line Items]
Interest rate	10.244%	10.244%	10.244%	10.244%	11.5035%	11.5035%	11.5035%	11.5035%
Ninety One Days TIEE Rate | TIIE
Disclosure of long term debt [Line Items]
Interest rate	10.633%	10.633%	10.633%	10.633%	11.475%	11.475%	11.475%	11.475%
One Hundred Eighty Two Days TIIE Rate | TIIE
Disclosure of long term debt [Line Items]
Interest rate	10.769%	10.769%	10.769%	10.769%	11.423%	11.423%	11.423%	11.423%
Bottom of range | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	2.38%	2.38%	2.38%	2.38%	2.29%	2.29%	2.29%	2.29%
Bottom of range | U.S | Direct loans
Disclosure of long term debt [Line Items]
Interest rate					5.25%	5.25%	5.25%	5.25%
Bottom of range | U.S | Financing Of Infrastructure Asset
Disclosure of long term debt [Line Items]
Interest rate	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%
Bottom of range | Euro | Bonds
Disclosure of long term debt [Line Items]
Interest rate	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Bottom of range | Yen | Bonds
Disclosure of long term debt [Line Items]
Interest rate					0.54%	0.54%	0.54%	0.54%
Bottom of range | Peso | Monetization of Mexican Government Bonds
Disclosure of long term debt [Line Items]
Interest rate					9.50%	9.50%	9.50%	9.50%
Bottom of range | UDIs | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%
Bottom of range | Secured Overnight Financing Rate (SOFR) | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	0.612%	0.612%	0.612%	0.612%	0.61%	0.61%	0.61%	0.61%
Bottom of range | Secured Overnight Financing Rate (SOFR) | U.S | Project financing
Disclosure of long term debt [Line Items]
Interest rate	0.87%	0.87%	0.87%	0.87%
Bottom of range | Secured Overnight Financing Rate (SOFR) | U.S | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	2.15%	2.15%	2.15%	2.15%	1.75%	1.75%	1.75%	1.75%
Bottom of range | Secured Overnight Financing Rate (SOFR) | U.S | Syndicated loans
Disclosure of long term debt [Line Items]
Interest rate					3.10%	3.10%	3.10%	3.10%
Bottom of range | Secured Overnight Financing Rate (SOFR) | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Bottom of range | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | U.S | Project financing
Disclosure of long term debt [Line Items]
Interest rate					0.87%	0.87%	0.87%	0.87%
Bottom of range | TIIE | Peso | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Bottom of range | TIIE | Peso | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Bottom of range | TIIE | Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate					7.19%	7.19%	7.19%	7.19%
Bottom of range | CETES | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate					1.60%	1.60%	1.60%	1.60%
Top of range | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	3.75%	3.75%	3.75%	3.75%	10.00%	10.00%	10.00%	10.00%
Top of range | U.S | Direct loans
Disclosure of long term debt [Line Items]
Interest rate					10.375%	10.375%	10.375%	10.375%
Top of range | U.S | Financing Of Infrastructure Asset
Disclosure of long term debt [Line Items]
Interest rate	8.89%	8.89%	8.89%	8.89%	8.89%	8.89%	8.89%	8.89%
Top of range | Euro | Bonds
Disclosure of long term debt [Line Items]
Interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Top of range | Peso | Monetization of Mexican Government Bonds
Disclosure of long term debt [Line Items]
Interest rate					9.70%	9.70%	9.70%	9.70%
Top of range | UDIs | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%
Top of range | Other currencies | Bonds
Disclosure of long term debt [Line Items]
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Top of range | Secured Overnight Financing Rate (SOFR) | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	10.00%	10.00%	10.00%	10.00%	0.69%	0.69%	0.69%	0.69%
Top of range | Secured Overnight Financing Rate (SOFR) | U.S | Project financing
Disclosure of long term debt [Line Items]
Interest rate	1.81%	1.81%	1.81%	1.81%
Top of range | Secured Overnight Financing Rate (SOFR) | U.S | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	4.54%	4.54%	4.54%	4.54%	4.54%	4.54%	4.54%	4.54%
Top of range | Secured Overnight Financing Rate (SOFR) | U.S | Syndicated loans
Disclosure of long term debt [Line Items]
Interest rate					4.85%	4.85%	4.85%	4.85%
Top of range | Secured Overnight Financing Rate (SOFR) | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Top of range | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | U.S | Project financing
Disclosure of long term debt [Line Items]
Interest rate					1.38%	1.38%	1.38%	1.38%
Top of range | TIIE | Peso | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	4.50%	4.50%	4.50%	4.50%	4.10%	4.10%	4.10%	4.10%
Top of range | TIIE | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate					2.80%	2.80%	2.80%	2.80%
Top of range | TIIE | Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate					7.47%	7.47%	7.47%	7.47%
Top of range | CETES | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate					2.65%	2.65%	2.65%	2.65%